Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 17, 2018
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Jan. 17, 2018
Document Effective Date	Jan. 17, 2018
Prospectus Date	Jan. 17, 2018
Portfolio+ S&P® Mid Cap ETF | Portfolio+ S&P (R) Mid Cap ETF
Prospectus:
Trading Symbol	PPMC
Portfolio+ Emerging Markets ETF | Portfolio+ Emerging Markets ETF
Prospectus:
Trading Symbol	PPEM
Portfolio+ Developed Markets ETF | Portfolio+ Developed Markets ETF
Prospectus:
Trading Symbol	PPDM
Portfolio+ 20+ Year Treasury ETF | Portfolio+ 20+ Year Treasury ETF
Prospectus:
Trading Symbol	PPTR
Portfolio+ Total Bond Market ETF | Portfolio+ Total Bond Market ETF
Prospectus:
Trading Symbol	PPTB